TAXES ON INCOME (Significant Components of Deferred Tax Liabilities and Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
TAXES ON INCOME [Abstract]
Carryforward tax losses	$ 2,068	$ 2,074
Temporary differences	6,604	4,391
Intangible assets	556	752
Deferred tax assets before valuation allowance	9,228	7,217
Valuation allowance	(1,172)	(902)
Net deferred tax asset	8,056	6,315
Intangible assets, including goodwill	(2,515)	(2,172)
Unrealized gains on marketable securities	(56)	(433)
Deferred tax liability	(2,571)	(2,605)
Net deferred tax assets	$ 5,485	$ 3,710